INTANGIBLE ASSETS, NET - Other Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Carrying Amount	$ 27,019	$ 25,367
Accumulated Amortization	21,443	19,750
Net Book Value	5,576	5,617
Customers relationships & Other [Member]
Carrying Amount	8,734	8,734
Accumulated Amortization	8,427	8,112
Net Book Value	307	622
IP & Technology [Member]
Carrying Amount	7,019	7,019
Accumulated Amortization	5,252	4,898
Net Book Value	1,767	2,121
Capitalized software development costs [Member]
Carrying Amount	11,266	9,614
Accumulated Amortization	7,764	6,740
Net Book Value	$ 3,502	$ 2,874